June 5, 2012

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Trustees’ Equity Fund (the “Trust”); File No. 2-65955-99

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated May 23, 2012, filed pursuant to Rule 497(e), for Vanguard
Emerging Markets Select Stock Fund and Vanguard International Value Fund, series of the above mentioned Trust.

If you have any questions or comments concerning the foregoing, please contact me at
(610) 669-1955.

Sincerely,

Tara R. Buckley
Senior Counsel
The Vanguard Group, Inc.

Enclosures

cc: Brion Thompson, Esq.

Bo J. Howell, Esq.

U.S. Securities and Exchange Commission